Acquisitions and Divestitures - Sale of Ambridge Group by Brit (Details) - Sale of subsidiary - Brit - Ambridge Group - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Jan. 07, 2023
Acquisitions and Divestitures
Consideration to be received		$ 400.0
Cash consideration		275.0
Promissory note receivable		125.0
Contingent consideration receivable based on 2023 performance targets		$ 100.0
Deconsolidate assets, carrying values	$ 284.0
Deconsolidate liabilities, carrying values	160.0
Pre-tax gain on sale	$ 275.0